Financial Instruments (Details) - Schedule of Financial Assets (Liabilities) Measured at Fair Value - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration	[1]
Financial assets (liabilities) measured at fair value
Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments			(92)
Contingent consideration	[1]
Financial assets (liabilities) measured at fair value		149	(92)
Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration		(21,705)	(23,534)	[1]
Financial assets (liabilities) measured at fair value		(21,855)	$ (23,534)
Derivatives instruments [Member] | Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Derivatives instruments [Member] | Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments		149
Derivatives instruments [Member] | Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration [member] | Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration	[1]
Contingent consideration [member] | Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration	[1]
Contingent consideration [member] | Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration	[1]	$ (21,855)

[1]	For changes in Contingent Consideration see above